Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Changes in property, plant and equipment are as follows:

	December 31, 2024
	Buildings	Facilities	Machinery and equipment	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	Works in progress	Vessels	Aircraft	Total
Cost
Opening balance	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099
Transfers	(17,960)	11,795	(69,668)	12,403	1,214	125,780	1,501	(106,960)	9,237	29,189	(3,469)
Additions	2,753	1,553	99,470	1,436	646	69,724	1,887	115,139	2,561	34,645	329,814
Write-offs	(21)	(15)	(86,873)	(221)	(96)	(128,787)	(65)	40,535	(229)	(10)	(175,782)
Fair value-added value	—	—	3,209	162	38	113	—	—	—	—	3,522
Foreign currency translation adjustment	8,381	729	74,890	3,134	1,550	67,485	1,832	699	235	1	158,936
Balance	52,365	15,727	605,234	39,254	15,317	531,094	48,696	107,768	66,628	191,037	1,673,120

Accumulated depreciation
Opening balance	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)
Transfers	14,607	(9,789)	79,188	(629)	(363)	(87,164)	842	—	—	—	(3,308)
Depreciation	(1,480)	(375)	(55,641)	(3,165)	(1,112)	(48,451)	(3,181)	—	(2,130)	(7,636)	(123,171)
Write-offs	(5)	—	32,530	8	462	60,152	—	—	66	4,420	97,633
Fair value-added value	—	—	(754)	(22)	(66)	(725)	(2)	—	(292)	(1,642)	(3,503)
Foreign currency translation adjustment	(1,615)	(1,650)	(37,685)	(2,750)	(1,296)	(42,607)	(1,236)	—	(101)	—	(88,940)
Balance	(7,601)	(12,167)	(289,597)	(22,258)	(9,627)	(305,668)	(15,954)	—	(10,909)	(20,046)	(693,827)

Cost	52,365	15,727	605,234	39,254	15,317	531,094	48,696	107,768	66,628	191,037	1,673,120
Accumulated depreciation and amortization	(7,601)	(12,167)	(289,597)	(22,258)	(9,627)	(305,668)	(15,954)	—	(10,909)	(20,046)	(693,827)
	44,764	3,560	315,637	16,996	5,690	225,426	32,742	107,768	55,719	170,991	979,293

	December 31, 2023
	Buildings	Facilities	Machinery and equipment	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	Works in progress	Vessels	Aircraft	Total
Cost
Opening balance	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133
Transfers	15,420	212	28,337	2,038	1,080	40,023	1,211	(45,642)	17,155	5,763	65,597
Additions	18,555	624	79,285	1,363	705	42,626	2,659	65,363	2,529	51,693	265,402
Write-offs	(940)	—	(7,496)	(243)	(222)	(37,689)	(1,359)	(3,882)	(86)	(3,858)	(55,775)
Business combination (*)	1,969	408	246,517	1,308	685	37,077	—	1,831	3,050	—	292,845
Fair value-added value	—	—	1,188	(127)	440	994	34	—	—	—	2,529
Foreign currency translation adjustment	(2,608)	(1)	(3,886)	(745)	(932)	(13,933)	(470)	—	(57)	—	(22,632)
Balance	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099

Accumulated depreciation
Opening balance	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)
Transfers	(8,006)	(7)	(13,343)	(954)	383	(15,224)	(268)	—	—	(32)	(37,451)
Depreciation	(2,158)	(102)	(36,876)	(4,696)	(2,319)	(26,816)	(3,434)	—	(1,288)	(4,398)	(82,087)
Write-offs	278	3	7,677	—	478	23,836	332	—	23	1,308	33,935
Business combination (*)	(376)	(152)	(178,570)	(653)	(310)	(17,384)	—	—	(769)	—	(198,214)
Fair value-added value	—	—	(496)	7	(95)	(1,236)	(3)	—	(292)	(1,642)	(3,757)
Foreign currency translation adjustment	443	—	(1,090)	529	650	10,209	326	—	21	—	11,088
Balance	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)

Cost	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099
Accumulated depreciation and amortization	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)
	40,104	1,312	276,971	6,640	4,713	209,906	31,164	58,355	46,372	112,024	787,561

(*) purchase of investees confirms informed in note 7.

Summary of property, plant and equipment depreciation rates [Table Text Block]
The depreciation rates are as follows:

Assets	Useful life (in years)	Annual weighted average rate (%)
Aircrafts	10	10.00
Leasehold improvements	3–25	16.50
Buildings	10–25	4.73
Vessels	5–20	8.00
IT Equipment	2–10	21.47
Facilities	3–10	10.83
Machinery and equipment	3–20	15.75
Machinery and equipment – fleets	3–10	10.00
Furniture and fixtures	3–10	13.79
Vehicles	3–10	20.27
Vehicles – Fleet	2–10	20.00

Summary of property, plant and equipment impairment [Table Text Block]
The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	%
Discount rate	11.8
Terminal value growth rate	3.8